Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 93,258,248	$ 51,250,505	$ 46,163,704
Accounts receivable, net	13,086,991	9,057,741	7,991,037
Inventories	171,623	423,276	244,381
Due from a related party	$ 1,080
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets	$ 1,146,593	$ 1,450,620	2,445,894
TOTAL CURRENT ASSETS	107,664,535	62,182,142	56,845,016
Property, plant and equipment, net	10,968,268	10,923,610	11,833,302
TOTAL ASSETS	118,632,803	73,105,752	68,678,318
CURRENT LIABILITIES
Accounts payable	2,088,520	1,383,094	800,586
Loan from a third party	472,526	385,791
Due to related parties		$ 1,665	$ 34,669
Other Liability, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Income tax payable	$ 1,400,221	$ 22,152	$ 65,463
Accrued expenses and other current liabilities	2,124,757	944,624	310,407
Convertible promissory notes payable	1,245,760	1,277,282	2,030,550
TOTAL CURRENT LIABILITIES	7,331,784	4,014,608	3,241,675
Common stock purchase warrants liability	354,559	256,957	1,128,635
TOTAL LIABILITIES	7,686,343	4,271,565	4,370,310
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 300,000,000 shares authorized, 33,604,965 and 31,811,523 issued and outstanding as of December 31, 2022 and 2021, respectively	193,605	33,605	31,812
Additional paid in capital	43,210,253	3,370,253	2,333,621
Statutory reserve	6,040,961	6,040,961	5,067,243
Retained earnings	65,160,141	62,366,892	54,610,164
Accumulated other comprehensive income	(3,658,500)	(2,977,524)	2,265,168
TOTAL STOCKHOLDERS’ EQUITY	110,946,460	68,834,187	64,308,008
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 118,632,803	$ 73,105,752	$ 68,678,318